Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares beginning balance	187	197	197
Beginning balance	$ (1,465)	$ (1,131)	$ (1,354)
Share capital consolidation		(10)
Number of shares ending balance	187	187	197
Ending balance	$ (1,849)	$ (1,465)	$ (1,131)
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	151	146	154
Exchange adjustments	5	5	(8)
Ending balance	156	151	146
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	99	96	101
Exchange adjustments	4	3	(5)
Ending balance	103	99	96
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	52	50	53
Exchange adjustments	1	2	(3)
Ending balance	$ 53	$ 52	$ 50